May-16-08 08:30am From-NEW YORK STOCK EXCHANGE +212 656 5893 T-464 P.002/002 F-823

Paras Madho
Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

Received SEC
MAY 16 2008
Washington, DC 20549

08048437

CERTNYS
001-34054

May 16, 2008

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, DEUTSCHE BANK CONTINGENT CAPITAL TRUST V, Trust Preferred Securities of Deutsche Bank Contingent Capital Trust V, Company Preferred Securities of Deutsche Bank Contingent Capital Trust V, Subordinated Guarantees of Deutsche Bank Aktiengesellschaft in connection with Capital Securities (application for the Company Preferred Securities of Deutsche Bank Contingent Capital Trust V, Subordinated Guarantees of Deutsche Bank Aktiengesellschaft in connection with Capital Securities with respect to Trust Preferred Securities of Deutsche Bank Contingent Capital Trust V is made for listing, not for trading, but only in connection with the registration of the Trust Preferred Securities pursuant to the requirements of the Securities and Exchange Commission) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 15, 2008. Tentative listing date – May 21, 2008.

Sincerely,

Paras Madho

PROCESSED
MAY 21 2008
THOMSON REUTERS

END